INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Expenses classified by nature and functions (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Expenses classified by nature and function
Amortization of intangible assets			$ 8,889,514	$ 8,235,478
Depreciation of property, plant and equipment			4,495,318	3,923,274
Depreciation of leased assets			3,888,743	2,526,174
Obsolescence			1,112,743	335,763
Production costs
Expenses classified by nature and function
Amortization of intangible assets	$ 56,143	$ 50,341	212,267	111,190
Analysis and storage				570
Commissions and royalties	162,739	(2,588)	723,110	419,089
Import and export expenses		12,887		56,789
Depreciation of property, plant and equipment	759,452	705,657	2,138,289	2,014,248
Depreciation of leased assets	1,014,262	304,822	1,762,674	1,003,866
Freight and haulage	(706,534)	372,691	508,818	1,006,879
Employee benefits and social securities	2,979,173	2,121,995	7,250,051	8,057,497
Maintenance	990,788	558,214	1,881,863	1,565,609
Energy and fuel	133,160	170,718	427,261	671,376
Supplies and materials	144,789	346,960	494,511	714,346
Mobility and travel	30,675	32,083	99,046	126,559
Publicity and advertising		435		1,735
Contingencies	6,953	42,359	62,474	43,598
Share-based incentives	45,572	105,249	309,832	445,153
Professional fees and outsourced services	224,674	532,085	1,118,694	1,496,057
Office supplies and registrations fees	33,382	59,747	85,247	139,983
Insurance	32,525	77,044	147,087	158,218
Information technology expenses	10,939	3,989	23,536	31,175
Obsolescence	634,987	52,927	1,036,799	335,763
Taxes	43,223	160,527	145,883	288,287
Miscellaneous	20,296	888	33,234	2,715
Total	6,617,198	5,709,030	18,460,676	18,690,702
Selling, general and administrative expenses
Expenses classified by nature and function
Amortization of intangible assets	1,327,796	1,493,454	4,367,034	4,454,418
Analysis and storage	3,613	3,239	86,768	156,402
Commissions and royalties	155,302	334,560	1,240,907	1,342,811
Import and export expenses	149,987	184,109	805,165	502,588
Depreciation of property, plant and equipment	615,808	507,195	1,851,623	1,442,573
Depreciation of leased assets	641,381	510,096	2,075,665	1,522,308
Impairment of receivables	(130,890)	167,637	1,849,836	463,688
Freight and haulage	3,174,488	2,448,482	8,495,641	9,326,846
Employee benefits and social securities	10,320,519	7,928,190	32,116,790	29,437,292
Maintenance	803,908	513,129	2,169,739	1,665,461
Energy and fuel	33,169	90,477	75,324	363,024
Supplies and materials	331,067	707,442	1,841,654	2,398,596
Mobility and travel	809,528	1,067,945	2,968,604	3,216,650
Publicity and advertising	964,840	1,129,157	3,198,268	3,434,408
Contingencies	26,788	270,799	146,754	318,650
Share-based incentives	953,383	2,597,652	2,936,432	10,641,213
Professional fees and outsourced services	2,601,966	2,715,149	6,965,171	6,257,187
Professional fees related parties	10,499	67,748	281,178	134,366
Office supplies and registrations fees	55,826	275,634	618,878	927,625
Insurance	729,922	500,341	2,160,893	1,602,483
Information technology expenses	635,373	896,757	2,305,305	2,821,390
Obsolescence			75,944
Taxes	1,726,377	2,592,307	10,236,359	9,611,667
Miscellaneous	212,509	87,742	608,431	145,380
Total	26,153,159	27,089,241	89,478,363	92,187,026
Total
Expenses classified by nature and function
Amortization of intangible assets	1,383,939	1,543,795	4,579,301	4,565,608
Analysis and storage	3,613	3,239	86,768	156,972
Commissions and royalties	318,041	331,972	1,964,017	1,761,900
Import and export expenses	149,987	196,996	805,165	559,377
Depreciation of property, plant and equipment	1,375,260	1,212,852	3,989,912	3,456,821
Depreciation of leased assets	1,655,643	814,918	3,838,339	2,526,174
Impairment of receivables	(130,890)	167,637	1,849,836	463,688
Freight and haulage	2,467,954	2,821,173	9,004,459	10,333,725
Employee benefits and social securities	13,299,692	10,050,185	39,366,841	37,494,789
Maintenance	1,794,696	1,071,343	4,051,602	3,231,070
Energy and fuel	166,329	261,195	502,585	1,034,400
Supplies and materials	475,856	1,054,402	2,336,165	3,112,942
Mobility and travel	840,203	1,100,028	3,067,650	3,343,209
Publicity and advertising	964,840	1,129,592	3,198,268	3,436,143
Contingencies	33,741	313,158	209,228	362,248
Share-based incentives	998,955	2,702,901	3,246,264	11,086,366
Professional fees and outsourced services	2,826,640	3,247,234	8,083,865	7,753,244
Professional fees related parties	10,499	67,748	281,178	134,366
Office supplies and registrations fees	89,208	335,381	704,125	1,067,608
Insurance	762,447	577,385	2,307,980	1,760,701
Information technology expenses	646,312	900,746	2,328,841	2,852,565
Obsolescence	634,987	52,927	1,112,743	335,763
Taxes	1,769,600	2,752,834	10,382,242	9,899,954
Miscellaneous	232,805	88,630	641,665	148,095
Total	$ 32,770,357	$ 32,798,271	$ 107,939,039	$ 110,877,728